UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21586
                                                    -----------

                    First Trust Enhanced Equity Income Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2012
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 94.8%

                 AEROSPACE & DEFENSE - 1.2%
         55,000  Honeywell International, Inc. ...............   $    3,357,750
                                                                ----------------

                 AIR FREIGHT & LOGISTICS - 0.9%
         30,000  United Parcel Service, Inc., Class B ........        2,421,600
                                                                ----------------

                 BEVERAGES - 3.9%
        100,000  Coca-Cola (The) Co. .........................        7,401,000
         50,000  PepsiCo, Inc. ...............................        3,317,500
                                                                ----------------
                                                                     10,718,500
                                                                ----------------

                 CAPITAL MARKETS - 2.0%
         85,000  Bank of New York Mellon (The) Corp. .........        2,051,050
         17,000  BlackRock, Inc. .............................        3,483,300
                                                                ----------------
                                                                      5,534,350
                                                                ----------------

                 CHEMICALS - 2.6%
         80,000  E.I. Du Pont de Nemours & Co. ...............        4,232,000
         30,000  PPG Industries, Inc. ........................        2,874,000
                                                                ----------------
                                                                      7,106,000
                                                                ----------------

                 COMMERCIAL BANKS - 2.3%
         40,000  PNC Financial Services Group, Inc. ..........        2,579,600
        110,000  Wells Fargo & Co. ...........................        3,755,400
                                                                ----------------
                                                                      6,335,000
                                                                ----------------

                 COMMUNICATIONS EQUIPMENT - 3.4%
        170,000  Cisco Systems, Inc. .........................        3,595,500
         85,000  QUALCOMM, Inc. ..............................        5,781,700
                                                                ----------------
                                                                      9,377,200
                                                                ----------------

                 COMPUTERS & PERIPHERALS - 5.2%
         20,000  Apple, Inc. (a)..............................       11,989,400
         75,000  EMC Corp. (a)................................        2,241,000
                                                                ----------------
                                                                     14,230,400
                                                                ----------------

                 CONSUMER FINANCE - 0.7%
         35,000  Capital One Financial Corp. .................        1,950,900
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 2.9%
        170,000  JPMorgan Chase & Co. ........................        7,816,600
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
         62,100  AT&T, Inc. ..................................        1,939,383
        100,000  Verizon Communications, Inc. ................        3,823,000
                                                                ----------------
                                                                      5,762,383
                                                                ----------------

                 ELECTRIC UTILITIES - 1.7%
        100,000  Southern Co. ................................        4,493,000
                                                                ----------------

                 ELECTRICAL EQUIPMENT - 1.2%
         60,000  Emerson Electric Co. ........................        3,130,800
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 ENERGY EQUIPMENT & SERVICES - 1.5%
         58,000  Schlumberger Ltd. ...........................   $    4,055,940
                                                                ----------------

                 FOOD PRODUCTS - 1.2%
         85,000  Kraft Foods, Inc., Class A ..................        3,230,850
                                                                ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
         65,000  Covidien PLC ................................        3,554,200
         80,000  St. Jude Medical, Inc. ......................        3,544,800
                                                                ----------------
                                                                      7,099,000
                                                                ----------------

                 HOTELS, RESTAURANTS & LEISURE - 4.5%
        110,000  Carnival Corp. ..............................        3,528,800
         35,000  Darden Restaurants, Inc. ....................        1,790,600
         25,000  McDonald's Corp. ............................        2,452,500
         80,000  Starwood Hotels & Resorts Worldwide, Inc. ...        4,512,800
                                                                ----------------
                                                                     12,284,700
                                                                ----------------

                 HOUSEHOLD PRODUCTS - 1.5%
         60,000  Procter & Gamble (The) Co. ..................        4,032,600
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 2.8%
        375,000  General Electric Co. ........................        7,526,250
                                                                ----------------

                 INSURANCE - 5.8%
        160,000  Lincoln National Corp. ......................        4,217,600
         60,000  Marsh & McLennan Cos., Inc. .................        1,967,400
        150,000  MetLife, Inc. ...............................        5,602,500
         70,000  Travelers (The) Cos., Inc. ..................        4,144,000
                                                                ----------------
                                                                     15,931,500
                                                                ----------------

                 IT SERVICES - 4.3%
         40,000  Accenture PLC ...............................        2,580,000
         42,000  Automatic Data Processing, Inc. .............        2,317,980
         32,500  International Business Machines Corp. .......        6,781,125
                                                                ----------------
                                                                     11,679,105
                                                                ----------------

                 LIFE SCIENCES TOOLS & SERVICES - 1.7%
        105,000  Agilent Technologies, Inc. ..................        4,673,550
                                                                ----------------

                 MACHINERY - 3.7%
         45,000  Caterpillar, Inc. ...........................        4,793,400
         20,000  Cummins, Inc. ...............................        2,400,800
         35,000  Deere & Co. .................................        2,831,500
                                                                ----------------
                                                                     10,025,700
                                                                ----------------

                 MARINE - 0.6%
        100,000  Nordic American Tanker Shipping Ltd. ........        1,588,000
                                                                ----------------

                 MEDIA - 2.9%
        150,000  Regal Entertainment Group, Class A ..........        2,040,000
         55,000  Viacom, Inc., Class B .......................        2,610,300


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 MEDIA - (CONTINUED)
         75,000  Walt Disney (The) Co. .......................   $    3,283,500
                                                                ----------------
                                                                      7,933,800
                                                                ----------------

                 METALS & MINING - 1.1%
         80,000  Freeport-McMoRan Copper & Gold, Inc. ........        3,043,200
                                                                ----------------

                 MULTILINE RETAIL - 0.8%
         35,000  Target Corp. ................................        2,039,450
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 7.8%
         40,000  Chevron Corp. ...............................        4,289,600
         45,000  ConocoPhillips ..............................        3,420,450
         30,000  Exxon Mobil Corp. ...........................        2,601,900
        100,000  Marathon Oil Corp. ..........................        3,170,000
         82,000  Occidental Petroleum Corp. ..................        7,808,860
                                                                ----------------
                                                                     21,290,810
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 1.0%
         80,000  International Paper Co. .....................        2,808,000
                                                                ----------------

                 PHARMACEUTICALS - 7.3%
        152,500  Bristol-Myers Squibb Co. ....................        5,146,875
        135,000  Merck & Co., Inc. ...........................        5,184,000
         50,000  Novartis AG, ADR ............................        2,770,500
        300,000  Pfizer, Inc. ................................        6,798,000
                                                                ----------------
                                                                     19,899,375
                                                                ----------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
        130,900  Annaly Capital Management, Inc. .............        2,070,838
        250,000  MFA Mortgage Investments, Inc. ..............        1,867,500
         60,000  National Retail Properties, Inc. ............        1,631,400
                                                                ----------------
                                                                      5,569,738
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
        197,500  Intel Corp. .................................        5,551,725
         42,000  Microchip Technology, Inc. ..................        1,562,400
                                                                ----------------
                                                                      7,114,125
                                                                ----------------

                 SOFTWARE - 3.7%
        140,000  Microsoft Corp. .............................        4,515,000
        190,000  Oracle Corp. ................................        5,540,400
                                                                ----------------
                                                                     10,055,400
                                                                ----------------

                 SPECIALTY RETAIL - 1.4%
         80,000  Limited Brands, Inc. ........................        3,840,000
                                                                ----------------

                 TOBACCO - 3.1%
         55,000  Altria Group, Inc. ..........................        1,697,850
         77,000  Philip Morris International, Inc. ...........        6,822,970
                                                                ----------------
                                                                      8,520,820
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


   SHARES/
    UNITS                          DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 WIRELESS TELECOMMUNICATION SERVICES - 0.8%
         80,000  Vodafone Group PLC, ADR .....................   $    2,213,600
                                                                ----------------
                 TOTAL COMMON STOCKS .........................      258,689,996
                 (Cost $228,454,270)                            ----------------

MASTER LIMITED PARTNERSHIPS - 3.2%

                 OIL, GAS & CONSUMABLE FUELS - 3.2%
         90,000  Energy Transfer Partners, L.P. ..............        4,221,900
         40,000  Enterprise Products Partners, L.P. ..........        2,018,800
         35,000  Magellan Midstream Partners, L.P. ...........        2,531,900
                                                                ----------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ...........        8,772,600
                 (Cost $3,769,866)                              ----------------

COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 1.0%

                 CAPITAL MARKETS - 1.0%
        170,000  Ares Capital Corp. ..........................        2,779,500
                                                                ----------------
                 TOTAL COMMON STOCKS - BUSINESS
                    DEVELOPMENT COMPANIES ....................        2,779,500
                 (Cost $2,720,099)                              ----------------

CONVERTIBLE PREFERRED SECURITIES - 1.1%

                 AUTOMOBILES - 0.2%
         10,000  General Motors Co., Ser B, 4.75% ............          418,500
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 0.9%
         45,000  Apache Corp., 6.00% .........................        2,499,300
                                                                ----------------
                 TOTAL CONVERTIBLE PREFERRED SECURITIES ......        2,917,800
                 (Cost $3,095,928)                              ----------------

                 TOTAL INVESTMENTS - 100.1% ..................      273,159,896
                 (Cost $238,040,163) (b)                        ----------------

   NUMBER OF
   CONTRACTS                       DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
CALL OPTIONS WRITTEN - (0.5%)
                 Accenture PLC Call
            200  @ 65 due April 12 ...........................          (14,000)
                                                                ----------------
                 Agilent Technologies, Inc. Call
            200  @ 48 due April 12 ...........................           (2,800)
                                                                ----------------
                 Annaly Capital Management, Inc. Call
            500  @ 17 due April 12 ...........................             (500)
                                                                ----------------
                 Apple, Inc. Call
             50  @ 640 due April 12 ..........................          (21,250)
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


   NUMBER OF
   CONTRACTS                       DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
CALL OPTIONS WRITTEN - (CONTINUED)
            Bank of New York Mellon (The) Corp. Call
            300  @ 24 due April 12 ...........................  $       (19,800)
                                                                ----------------
                 Bristol-Myers Squibb Co. Call
            200  @ 34 due April 12 ...........................           (4,600)
                                                                ----------------
                 Carnival Corp. Call
            500  @ 33 due April 12 ...........................          (17,500)
                                                                ----------------
                 Chevron Corp. Call
            200  @ 115 due April 12 ..........................           (1,600)
                                                                ----------------
                 Coca-Cola (The) Co. Call
            300  @ 75 due April 12 ...........................          (15,000)
                                                                ----------------
                 Cummins, Inc. Call
            200  @ 130 due April 12 ..........................          (10,400)
                                                                ----------------
                 E.I. Du Pont de Nemours & Co. Call
            300  @ 55 due April 12 ...........................           (5,700)
                                                                ----------------
                 Honeywell International, Inc. Call
            200  @ 62.5 due April 12 .........................          (11,800)
                                                                ----------------
                 International Business Machines Corp. Call
            100  @ 205 due April 12 ..........................          (58,000)
                                                                ----------------
                 International Paper Co. Call
            300  @ 35 due April 12 ...........................          (24,900)
                                                                ----------------
                 JPMorgan Chase & Co. Calls
            200  @ 45 due April 12 ...........................          (30,400)
            300  @ 47 due April 12 ...........................          (16,800)
                                                                ----------------
                                                                        (47,200)
                                                                ----------------
                 Limited Brands, Inc. Call
            200  @ 49 due April 12 ...........................          (12,000)
                                                                ----------------
                 Lincoln National Corp. Call
            400  @ 28 due April 12 ...........................           (7,600)
                                                                ----------------
                 McDonald's Corp. Call
            250  @ 100 due April 12 ..........................          (13,250)
                                                                ----------------
                 Microsoft Corp. Call
            300  @ 33 due April 12 ...........................           (9,300)
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


   NUMBER OF
   CONTRACTS                       DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
CALL OPTIONS WRITTEN - (CONTINUED)
                 Oracle Corp. Call
            400  @ 32 due April 12 ...........................   $         (800)
                                                                ----------------
                 Philip Morris International, Inc. Call
            500  @ 87.5 due April 12 .........................         (102,500)
                                                                ----------------
                 QUALCOMM, Inc. Calls
            150  @ 67.5 due April 12 .........................          (31,050)
            250  @ 70 due April 12 ...........................          (23,000)
                                                                ----------------
                                                                        (54,050)
                                                                ----------------
                 S&P 500 Index Calls (c)
            200  @ 1425 due April 12 .........................         (160,000)
            400  @ 1415 due April 12 .........................         (528,000)
            200  @ 1450 due April 12 .........................          (40,000)
                                                                ----------------
                                                                       (728,000)
                                                                ----------------
                 Southern Co. Calls
            300  @ 45 due April 12 ...........................           (9,900)
            700  @ 46 due April 12 ...........................           (3,500)
                                                                ----------------
                                                                        (13,400)
                                                                ----------------
                 Starwood Hotels & Resorts Worldwide, Inc. Call
            300  @ 60 due April 12 ...........................           (9,600)
                                                                ----------------
                 United Parcel Service, Inc., Class B Call
            300  @ 82.5 due April 12 .........................           (9,900)
                                                                ----------------
                 Wells Fargo & Co. Calls
            150  @ 33 due April 12 ...........................          (22,500)
            300  @ 35 due April 12 ...........................          (14,400)
                                                                ----------------
                                                                        (36,900)
                                                                ----------------
                 TOTAL CALL OPTIONS WRITTEN ..................       (1,252,350)
                 (Premiums received $1,001,913)                 ----------------

                 NET OTHER ASSETS AND LIABILITIES - 0.4% .....        1,083,283
                                                                ----------------

                 NET ASSETS - 100.0% .........................  $   272,990,829
                                                                ================

---------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $42,133,385 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,013,652.

      (c) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options on individual equity securities held in the Fund's portfolio.

      ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


---------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2012        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   258,689,996  $ 258,689,996  $            --  $           --
Master Limited Partnerships*..................        8,772,600      8,772,600               --              --
Common Stocks - Business Development
  Companies*..................................        2,779,500      2,779,500               --              --
Convertible Preferred Securities*.............        2,917,800      2,917,800               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $   273,159,896  $ 273,159,896  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Call Options Written..........................  $    (1,252,350) $  (1,252,350) $            --  $           --
                                                ===============  =============  ===============  ==============


*See the Portfolio of Investments for industry breakdown.



                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           MARCH 31, 2012 (UNAUDITED)



                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Enhanced Equity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks, master limited partnerships ("MLPs"), exchanged-traded funds and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities are obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           MARCH 31, 2012 (UNAUDITED)


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2012, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may enter into options written to hedge against changes in the value of equities. Also, by writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received, for writing (selling) the options. The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           MARCH 31, 2012 (UNAUDITED)


The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund may hold publicly-traded MLPs and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such MLP or REIT investments.

                               2. OPTION ACTIVITY

Written option activity for the Fund for the period ended March 31, 2012 was as follows:


                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS        PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at December 31, 2011...       9,150       $  1,132,711
Options Written............................      52,190          5,066,459
Options Expired............................     (15,370)          (695,521)
Options Exercised..........................      (1,850)          (201,897)
Options Closed.............................     (34,770)        (4,299,839)
                                              ------------    -------------
Options outstanding at March 31, 2012......       9,350       $  1,001,913
                                              ============    =============

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Enhanced Equity Income Fund
               -------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date    May 21, 2012
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date    May 21, 2012
      -----------------

By (Signature and Title)*  /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    May 21, 2012
      -----------------

* Print the name and title of each signing officer under his or her signature.